Leases - Summary of Maturity Profile of Lease Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	$ 3,428	$ 4,899
Total carrying amount	2,576	3,896
In one year or less or on demand
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	579	980
In more than one year but not more than two years
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	443	680
In more than two years but not more than five years
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	936	1,397
In more than five years
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	1,470	1,842
Later than ten years [member]
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	$ 707	$ 878